Pay vs Performance Disclosure		6 Months Ended		12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

PAY VERSUS PERFORMANCE

The following table sets forth the compensation for our principal executive officers (the “PEOs”) and the average compensation for our other named executive officers (“NEOs”), both as reported in the Summary Compensation Table on page 51 of this Proxy Statement and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under the SEC’s pay versus performance disclosure rules, for each of 2023, 2022, 2021 and 2020. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income and CFROI.

Pay Versus Performance

	James M. Loree		Donald Allan, Jr.				Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (GAAP) in millions	CFROI
2023	n/a	n/a	$13,877,644	$14,893,456	$5,924,460	$6,500,142	$66	$151	$(310.5)	10.8%
2022	$13,625,418	$(10,577,275)	$8,093,256	$(3,215,054)	$2,787,366	$(1,031,574)	$48	$127	$1,062.5	(4.2)%
2021	$13,159,209	$11,587,123	n/a	n/a	$3,655,494	$3,504,244	$118	$127	$1,689.2	5.8%
2020	$16,349,446	$24,617,703	n/a	n/a	$4,054,082	$6,887,666	$110	$107	$1,233.8	16.0%

Company Selected Measure Name				CFROI
Named Executive Officers, Footnote [Text Block]

Summary Compensation Table Total for PEO and Average Summary Compensation Table Total for non-PEO NEOs. Reflects amounts reported in the “Summary Compensation Table” for the PEOs set forth below and average amounts reported in the “Summary Compensation Table” for the non-PEO NEOs set forth below:

Year	PEO	Non-PEO NEOs
2023	Donald Allan, Jr.	Patrick D. Hallinan, Tamer K. Abuaita, John T. Lucas, Christopher J. Nelson, Corbin B. Walburger
2022	Donald Allan, Jr. and James M. Loree	Corbin B. Walburger, Janet M. Link, Robert H. Raff and John H. Wyatt
2021	James M. Loree	Donald Allan, Jr., Janet M. Link, Jaime A. Ramirez and John H. Wyatt
2020	James M. Loree	Donald Allan, Jr., Jeffrey D. Ansell, Jaime A. Ramirez and Graham N. Robinson

Peer Group Issuers, Footnote [Text Block]				Value of Initial Fixed $100 Investment Based On Total Shareholder Return and Peer Group Total Shareholder Return. TSR is cumulative for the measurement periods beginning on December 31, 2019, and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The S&P 500 Capital Goods Index peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group disclosed in the Stock Performance Graph in Item 5 of Part II of the Company’s Annual Report on Form 10-K for the fiscal year ended December 30, 2023.
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEOs’ and our other NEOs’ compensation for fiscal year 2023, see Compensation Discussion and Analysis beginning on page 28 of this Proxy Statement.

	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2023	$13,877,644	$5,924,460
Less, value of equity awards reported in the Summary Compensation Table	$(9,249,952)	$(4,089,001)
Add, year-end value of equity awards granted in 2023 that are unvested and outstanding	$8,873,957	$4,415,277
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$944,425	$195,729
Add, fair market value of equity awards granted in 2023 and that vested in 2023	$—	$—
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023	$447,382	$53,677
Less, prior year-end fair value of prior year equity awards that failed to vest in 2023	$—	$—
Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards	$—	$—
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$—	$—
Add, service cost for defined benefit and pension plans	$—	$—
Add, prior service cost for defined benefit and pension plans	$—	$—
Compensation Actually Paid for Fiscal Year 2023	$14,893,456	$6,500,142

Non-PEO NEO Average Total Compensation Amount				$ 5,924,460	$ 2,787,366	$ 3,655,494	$ 4,054,082
Non-PEO NEO Average Compensation Actually Paid Amount				$ 6,500,142	(1,031,574)	3,504,244	6,887,666
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid to PEO and Average Compensation Actually Paid to non-PEO NEOs. Compensation actually paid for the PEO and average compensation actually paid for our non-PEOs in 2023, 2022, 2021 and 2020 reflect the respective amounts set forth in these columns, adjusted as follows in accordance with the SEC’s pay versus performance disclosure rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEOs and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEOs’ and our other NEOs’ compensation for fiscal year 2023, see Compensation Discussion and Analysis beginning on page 28 of this Proxy Statement.

	PEO (Allan)	Average of Non-PEOs
Total Reported in Summary Compensation Table for 2023	$13,877,644	$5,924,460
Less, value of equity awards reported in the Summary Compensation Table	$(9,249,952)	$(4,089,001)
Add, year-end value of equity awards granted in 2023 that are unvested and outstanding	$8,873,957	$4,415,277
Add, change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	$944,425	$195,729
Add, fair market value of equity awards granted in 2023 and that vested in 2023	$—	$—
Add, change in fair value (from prior year-end) of prior year equity awards that vested in 2023	$447,382	$53,677
Less, prior year-end fair value of prior year equity awards that failed to vest in 2023	$—	$—
Add, dividends and dividend equivalent payments paid during 2023 on unvested equity awards	$—	$—
Less, change in present value of accumulated pension plan benefits reported in the Summary Compensation Table	$—	$—
Add, service cost for defined benefit and pension plans	$—	$—
Add, prior service cost for defined benefit and pension plans	$—	$—
Compensation Actually Paid for Fiscal Year 2023	$14,893,456	$6,500,142

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid and Net Income

The chart below describes the relationship between net income and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs. As demonstrated by the following table, the amount of compensation actually paid to our CEO and the average compensation paid to our Non-PEO NEOs was generally aligned to our net income in 2020 and 2021. In 2022, net income included a non-recurring $884.9 million after-tax gain on the Security divestiture reported in discontinued operations and the compensation actually paid, as reported, was negative primarily due to the 2022 decline in the company stock price. In 2023, the divergence in net income versus compensation actually paid primarily pertained to appreciation in the company stock price in 2023, as well as $566.2 million of Non-GAAP adjustments, principally related to asset impairment charges and supply chain transformation costs included in net income but excluded from the incentive compensation program payouts, along with the strategic choice to prioritize inventory reductions which impacted gross margin and net income despite improved gross margin performance relative to 2022. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is somewhat correlated with the Adjusted EPS measure, which is used in the MICP and LTIP PSUs for the 2022-2024 and prior cycle.

However, the Adjusted EPS measure utilized in the incentive programs excludes Non-GAAP adjustments, and therefore excludes the after-tax gain and loss on the Security business divestiture reported in discontinued operations in 2022 and 2023, respectively, which are included in net income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and CFROI

The chart below describes the relationship between the Company-selected performance measure of CFROI and compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs, showing alignment over the four years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]

Compensation Actually Paid, Company TSR and Peer Group TSR

The chart below describes the relationship between the Company’s TSR and the compensation actually paid to the PEOs (which for 2022 is the sum of the compensation actually paid to Mr. Allan and Mr. Loree) and the average amount of compensation paid to non-PEO NEOs, as well as between the Company’s TSR and the TSR of the Company’s peer group, the S&P 500 Capital Goods Index. Compensation actually paid generally aligns with the Company’s TSR over the four years presented in the table because a significant portion of the compensation actually paid to our NEOs is comprised of equity awards whose value is directly tied to the value of the Company’s common stock performance.

Tabular List [Table Text Block]

Most Important Financial Performance Measures

Performance Measures
CFROI* Adjusted EPS* Adjusted Gross Margin Rate* Free Cash Flow Dollars*
*	See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.

The Adjusted EPS measure was used in both the MICP, our annual incentive plan, and the LTIP PSUs in 2022 and in prior years but was removed from the LTIP PSUs for the 2023–2025 and future cycles. The Adjusted Gross Margin Rate measure is used in the MICP. The MICP in 2022 and prior years had a Cash Flow Multiple measure, defined as operating cash flow less capital expenditures (known as “free cash flow”), divided by net earnings. Free Cash Flow Dollars is the numerator of the Cash Flow Multiple measure, and for the 2023 MICP, the Free Cash Flow Dollars measure has replaced the previously used Cash Flow Multiple measure.

Total Shareholder Return Amount				$ 66	48	118	110
Peer Group Total Shareholder Return Amount				151	127	127	107
Net Income (Loss) Attributable to Parent				$ (310,500,000)	$ 1,062,500,000	$ 1,689,200,000	$ 1,233,800,000
Company Selected Measure Amount				0.108	(0.042)	0.058	0.160
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	[1]			CFROI
Non-GAAP Measure Description [Text Block]				CFROI. CFROI is utilized in the 2023–2025 LTIP with a 40% weight, representing the highest weighted metric for those awards. CFROI is calculated as cash from operations plus after-tax interest expense, divided by the two-point average (beginning and end of the year) of debt plus equity. CFROI has been adjusted, consistent with the terms of grant, to exclude the impact of certain gains and charges. See Appendix A for a calculation of CFROI. The CFROI results reported for 2022 and 2021 represent the CFROI results achieved under the 2020–2022 LTIP PSU cycle as reported in the Company’s Proxy Statement for the 2023 Annual Meeting of Shareholders but are 0.1% higher than the CFROI results for the corresponding years in the 2021–2023 LTIP cycle described in “Long-Term Incentive Performance Goals and Performance Period Results” on page 45 due to differing assumptions based on expected Non-GAAP adjustments at the time of the establishment of the respective CFROI goals at the beginning of the applicable LTIP cycle.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	[1]			Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	[1]			Adjusted Gross Margin Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	[1]			Free Cash Flow Dollars
Non-PEO NEO [Member] | Value of equity awards reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (4,089,001)
Non-PEO NEO [Member] | Year-end value of equity awards granted in 2023 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				4,415,277
Non-PEO NEO [Member] | Change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				195,729
Non-PEO NEO [Member] | Fair market value of equity awards granted in 2023 and that vested in 2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in fair value (from prior year-end) of prior year equity awards that vested in 2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				53,677
Non-PEO NEO [Member] | Prior year-end fair value of prior year equity awards that failed to vest in 2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Dividends and dividend equivalent payments paid during 2023 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Change in present value of accumulated pension plan benefits reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Prior service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				13,877,644	$ 8,093,256
PEO Actually Paid Compensation Amount				$ 14,893,456	(3,215,054)
Donald Allan, Jr. [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Donald Allan, Jr.		Donald Allan, Jr.
Donald Allan, Jr. [Member] | PEO [Member] | Value of equity awards reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (9,249,952)
Donald Allan, Jr. [Member] | PEO [Member] | Year-end value of equity awards granted in 2023 that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				8,873,957
Donald Allan, Jr. [Member] | PEO [Member] | Change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				944,425
Donald Allan, Jr. [Member] | PEO [Member] | Fair market value of equity awards granted in 2023 and that vested in 2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Change in fair value (from prior year-end) of prior year equity awards that vested in 2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				447,382
Donald Allan, Jr. [Member] | PEO [Member] | Prior year-end fair value of prior year equity awards that failed to vest in 2023 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Dividends and dividend equivalent payments paid during 2023 on unvested equity awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Change in present value of accumulated pension plan benefits reported in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Donald Allan, Jr. [Member] | PEO [Member] | Prior service cost for defined benefit and pension plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
James M. Loree [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount					13,625,418	$ 13,159,209	$ 16,349,446
PEO Actually Paid Compensation Amount					$ (10,577,275)	$ 11,587,123	$ 24,617,703
James M. Loree [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			James M. Loree			James M. Loree	James M. Loree

[1]	See Appendix A for an explanation and/or reconciliation of GAAP to Non-GAAP measures used in this Proxy Statement.